Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Lease expense	$ 161,073	$ 67,142
Interest expense	7,266	5,080
Amortization expenses of ROU assets	153,807	62,062	$ 53,307
Cash paid for operating leases	$ 190,942	$ 116,298	$ 120,617